Organization and Nature of Business	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Organization and Nature of Business [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

Note 1. ORGANIZATION AND NATURE OF BUSINESS

Founded in the United States (the “U.S.”) in 2001, Sino-Global Shipping America, Ltd., a Virginia corporation (“Sino-Global” or the “Company”), is a non-asset based global shipping and freight logistics integrated solutions provider. The Company provides tailored solutions and value-added services for its customers to drive effectiveness and control in related links throughout the entire shipping and freight logistics chain. The Company conducts its business primarily through its wholly-owned subsidiaries in the U.S., the People’s Republic of China, including Hong Kong (the “PRC”), Australia and Canada. Currently, a significant portion of the Company’s business is generated from clients located in the PRC.

The Company’s Chinese subsidiary, Trans Pacific Shipping Limited, a wholly-owned foreign enterprise (“Trans Pacific Beijing”), is the 90% owner of Trans Pacific Logistics Shanghai Limited (“Trans Pacific Shanghai”). Trans Pacific Beijing and Trans Pacific Shanghai are referred to collectively as “Trans Pacific”.

Prior to fiscal year 2016, the Company’s shipping agency business was operated by its subsidiaries in the PRC. The Company’s shipping management services were operated by its subsidiary in Hong Kong. The Company’s shipping and chartering services were operated by its subsidiaries in the U.S. and subsidiary in Hong Kong. Currently, the Company’s inland transportation management services are operated by its subsidiaries in the PRC, Hong Kong and the U.S. The Company’s freight logistics services are operated by its subsidiaries in the PRC and the U.S. The Company’s container trucking services are currently operated by its subsidiaries in the PRC and through a joint venture in the U.S. The Company’s newly added bulk cargo container trucking services are currently operated by its subsidiary in the U.S. The Company has increased its business in the U.S. since the launch of the short haul container truck services web-based platform in December 2016.

In January 2016, the Company formed a subsidiary, Sino-Global Shipping LA Inc., a California corporation (“Sino LA”), for the purpose of expanding its business to provide freight logistics services to importers who ship goods into the U.S. The Company expects to generate a majority of its revenues from providing inland transportation services and bulk cargo container services in the coming fiscal year.

In fiscal year 2016, affected by worsening market conditions in the shipping industry, the Company’s shipping agency business sector suffered a significant decrease in revenue due to a reduced number of ships served. As a result, the Company has suspended its shipping agency services business. Also as a result of these market condition changes, the Company has suspended its shipping management services business. In addition, in December 2015, the Company suspended its shipping and chartering services business, primarily as a result of the termination of a previously-contemplated vessel acquisition. As of December 31, 2017, the Company’s business segments consist of inland transportation management services, freight logistics services, container trucking services and bulk cargo container services.

In August 2016, the Company’s Board of Directors (the “Board”) authorized management to move forward with the development of a mobile application that will provide a full-service logistics platform between the U.S. and the PRC for short-haul trucking in the U.S.

Sino-Global completed development of a full-service logistics platform as of December 2016. Upon the completion of the platform, the Company signed two significant agreements with COSCO Beijing International Freight Co., Ltd. (“COSFRE Beijing”) and Sino-Trans Guangxi in December 2016. Pursuant to the agreement with COSFRE Beijing, the Company will receive a percentage of the total amount of each transportation fee for the arrangement of inland transportation services for COSFRE Beijing’s container shipments into U.S. ports. For the strategic cooperation framework agreement with Sino-Trans Guangxi, which is a subsidiary of Sino-Trans Limited, the Company expects to utilize both parties’ existing resources and establish an integrated logistics plan to provide an end-to-end supply chain solution for customers shipping soybeans and sulfur products from the U.S. to southern PRC via container.

On January 5, 2017, the Company entered into a joint venture agreement and formed a new joint venture company named ACH Trucking Center Corp. (“ACH Center”) with Jetta Global Logistics Inc. (“Jetta Global”). Along with the establishment of ACH Center, the Company began providing short haul trucking transportation and logistics services to customers located in the New York and New Jersey areas. The Company holds a 51% ownership stake in ACH Center. Although the establishment of ACH Center brought benefit for the Company and Jetta Global, it could not satisfy long term development for both the Company and Jetta Global. The Company signed a termination agreement with Jetta Global to terminate the joint venture agreement on December 4, 2017. As ACH center’s operating revenue was less than 1% of the Company’s consolidated revenue and the termination did not constitute a strategic shift that will have a major effect on the Company’s operations and financial results, the results of operations for ACH Center was not reported as discontinued operations under the guidance of Accounting Standards Codification 205.

On January 9, 2017, the Company entered into a strategic cooperation agreement with China Ocean Shipping Agency Qingdao Co. Ltd. (“COSCO Qingdao”). COSCO Qingdao will utilize the Company’s full-service logistics platform to arrange the transportation of its container shipments into U.S. ports. Sino-Global will receive a percentage of the total amount of each transportation fee in exchange for the arrangement of inland transportation services for COSCO Qingdao’s container shipments into U.S. ports.

On February 18, 2017, the Company entered into a cooperative transportation agreement with a related party, Zhiyuan International Investment & Holding Group (Hong Kong) Co., Ltd. (the “Buyer” or “Zhiyuan Hong Kong”). Zhiyuan Hong Kong, jointly with China Minmetals Corporation and China Metallurgical Group Corporation, acts as the general designer, general equipment provider and general service contractor in the upgrade and renovation project of Perwaja Steel, located in Malaysia (the “Project”). The Company agreed to provide high-quality services, including the design of a detailed transportation plan as well as execution and necessary supervision of the plan at Zhiyuan Hong Kong’s demand, in consideration for which the Company will receive a 1% to 1.25% transportation fee incurred in the Project as a commission for its services rendered (see Note 3 and Note 15). On July 7, 2017, the Company signed a supplemental agreement with the Buyer, pursuant to which the Company will cooperate with Zhiyuan Hong Kong exclusively on the entire Project’s transportation needs. Pursuant to the supplemental agreement, the Company agrees to make prepayments to Zhiyuan Hong Kong for its share of packaging and transporting costs related to the Project; in return, the Company will receive 15% of the cost incurred in the Project from Zhiyuan Hong Kong as a service fee. The Project is expected to be completed in one to two years and the Company will collect its service fee in accordance with Project completion.

On September 11, 2017, the Company set up a new wholly-owned subsidiary, Ningbo Saimeinuo Supply Chain Management Ltd. (“Sino Ningbo”), via the wholly-owned entity, Sino-Global Shipping New York Inc. This subsidiary primarily engages in supply chain management and freight logistics services.

Note 1. ORGANIZATION AND NATURE OF BUSINESS

Founded in the United States (the “U.S.”) in 2001, Sino-Global Shipping America, Ltd., a Virginia corporation (“Sino-Global” or the “Company”), is a non-asset based global shipping and freight logistic integrated solution provider. The Company provides tailored solutions and value-added services for its customers to drive effectiveness and control in related links throughout the entire shipping and freight logistics chain. The Company conducts its business primarily through its wholly-owned subsidiaries in the U.S., the People’s Republic of China, including Hong Kong (the “PRC”), Australia and Canada. Currently, a significant portion of the Company’s business is generated from clients located in the PRC.

The Company’s Chinese subsidiary, Trans Pacific Shipping Limited, a wholly-owned foreign enterprise (“Trans Pacific Beijing”), is the 90% owner of Trans Pacific Logistics Shanghai Limited (“Trans Pacific Shanghai”). Trans Pacific Beijing and Trans Pacific Shanghai are referred to collectively as “Trans Pacific”.

Prior to fiscal year 2016, the Company’s shipping agency business was operated by its subsidiaries in the PRC. The Company’s ship management services were operated by its subsidiary in Hong Kong. The Company’s shipping and chartering services were operated by its subsidiaries in the U.S. and subsidiary in Hong Kong. Currently, the Company’s inland transportation management services are operated by its subsidiaries in the PRC, Hong Kong and the U.S. The Company’s freight logistic services are operated by its subsidiaries in the PRC and the U.S. The Company’s container trucking services are currently operated by its subsidiaries in the PRC and through a joint venture in the U.S. The Company has increased its businesses in the U.S. from third quarter of fiscal year 2017 since the website of the short haul container truck services platform has launched in December 2016.

In January 2016, the Company formed a subsidiary, Sino-Global Shipping LA Inc., a California corporation (“Sino LA”), for the purpose of expanding its business to provide freight logistic services to importers who ship goods into the U.S. The Company expects to generate additional revenues from providing inland transportation services and bulk cargo container services in the coming fiscal year.

In fiscal year 2016, affected by worsening market conditions in the shipping industry, the Company’s shipping agency business sector suffered a significant decrease in revenue due to a reduced number of ships served. As a result, the Company has suspended its shipping agency services business. Also, as a result of these market condition changes, the Company has suspended its ship management services business. In addition, in December 2015, the Company suspended its shipping and chartering services business, primarily as a result of the termination of a previously-contemplated vessel acquisition. As of June 30, 2017, the Company’s business segments consist of inland transportation management services, freight logistics services and container trucking services.

In August 2016, the Company’s Board of Directors (the “Board”) authorized management to move forward with the development of a mobile application that will provide a full-service logistics platform between the U.S. and the PRC for short-haul trucking in the U.S.

Sino-Global completed development of a full-service logistics platform as of December 2016. Upon the completion of the platform, the Company signed two significant agreements with COSCO Beijing International Freight Co., Ltd. (“COSFRE Beijing”) and Sino-Trans Guangxi in December 2016. Pursuant to the agreement with COSFRE Beijing, the Company will receive a percentage of the total amount of each transportation fee for the arrangement of inland transportation services for COSFRE Beijing’s container shipments into U.S. ports. For the strategic cooperation framework agreement with Sino-Trans Guangxi, which is a subsidiary of Sino-Trans Limited, the Company expects to utilize both parties’ existing resources and establish an integrated logistics plan to provide an end-to-end supply chain solution for customers shipping soybeans and sulfur products from the U.S. to southern PRC via container.

On January 5, 2017, the Company entered into a joint venture agreement and formed a new joint venture company named ACH Trucking Center Corp. (“ACH Center”) with Jetta Global Logistics Inc. (“Jetta Global”). Along with the establishment of ACH Center, the Company began providing short haul trucking transportation and logistics services to customers located in the New York and New Jersey areas. The Company holds a 51% ownership stake in ACH Trucking Center. The financial statements of ACH Center have been included in the consolidated financial statements of the Company.

On January 9, 2017, the Company entered into a strategic cooperation agreement with China Ocean Shipping Agency Qingdao Co. Ltd. (“COSCO Qingdao”). COSCO Qingdao will utilize the Company’s full-service logistics platform to arrange the transport of its container shipments into U.S. ports. Sino-Global will receive a percentage of the total amount of each transportation fee in exchange for the arrangement of inland transportation services for COSCO Qingdao’s container shipments into U.S. ports.

On February 18, 2017, the Company entered into a cooperative transportation agreement with related party, Zhiyuan International Investment & Holding Group (Hong Kong) Co., Ltd. (the “Buyer” or “Zhiyuan Hong Kong”). Zhiyuan Hong Kong, jointly with China Minmetals Corporation and China Metallurgical Group Corporation, acts as the general designer, general equipment provider and general service contractor in the upgrade and renovation project of Perwaja Steel, located in Malaysia (the “Project”). The Company agreed to provide high-quality services including detailed transportation plan design, plan execution and necessary supervision of the execution at Zhiyuan Hong Kong’s demand, and the Company will receive 1% to 1.25% transportation fee incurred in the Project as commission for its services rendered (see Note 3 and Note 16). On July 7, 2017, the Company signed a supplemental agreement with the buyer, pursuant to which Sino will cooperate with Zhiyuan Hong Kong exclusively on the entire project’s transportation needs. Pursuant to the supplemental agreement, the Company agrees to make prepayments to Zhiyuan Hong Kong for its share of packaging and transporting costs related to the project, in return the Company will receive 15% of its share of the cost incurred in the project from Zhiyuan Hong Kong as a service fee. The project is expected to complete in one to two years and the Company will collect is service fee in accordance with project completion.